STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net Income/(Loss)	$ 1,009,357	$ (250,257)	$ (428,458)	$ 94,115
Adjustment to reconcile net loss from operations:
Accounts receivable, net	461,002	(121,650)	(345,929)	23,372
Prepaid insurance	(21,215)	(9,171)	2,945	32,949
Accounts payable	405,822	329,744	343,172	33,742
Accrued Interest	42,600		(49,035)
Accrued Payroll			79,402	75,693
Payroll liability - Pension	(108,825)	(102,571)	(162,614)	77,237
Operating lease liability			(79,358)
Operating lease asset			71,049
Net Cash (Used)/provided in Operating Activities	1,807,575	(106,440)	258,139	276,739
Cash Flows (Used)/Provided from Investing Activities
Purchase of fixed assets			6,043	24,552
Building improvements	(505)	(122,226)	224,132
Net Cash Used by Investing Activities	(8,505)	(126,261)	(230,175)	(524,552)
Cash (Used)/Provided from Financing Activities
Secure Transportation vehicle loan				21,500
Payment for Shareholder buyout			(686,990.00)
Loan principle payments	(36,709)	(45,677)	(180,298)	(227,097)
Owner distributions			(62,824)	(473,238)
Net Cash Provided by Financing Activities	(36,709)	(170,993)	(930,112)	(678,835)
Net Increase (Decrease) in Cash	1,762,360	(403,693)	(902,148)	(926,648)
Cash at Beginning of Period	1,227,653	2,129,801	2,129,801	3,056,449
Cash at End of Period			1,227,653	2,129,801
Supplemental Cash Flow Information:
Income Taxes Paid			10,350	33,923
Interest Paid	97,862	24,628	105,826	$ 59,439
Supplemental disclosure of non-cash financing activities:
Shareholder Loan			3,384,950
Operating leases - right of use asset	302,695		302,695
Operating leases - lease liability	$ 294,387		$ 294,387